U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 20, 2011

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”)
File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Hatteras Managed Futures Fund (the “Fund”), hereby submits Post-Effective Amendment No. 39 to the Trust’s Registration Statement for the sole purpose of designating January 19, 2012, as the new effective date for Post-Effective Amendment No. 37, previously filed on Form N-1A on October 7, 2011.

This filing is being made to correct the previous 485BXT filing which incorrectly identified January 19, 2011, rather than, January 19, 2012, as the new effective date.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures